UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22730

 NAME OF REGISTRANT:                     JNL Strategic Income Fund
                                         LLC



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1 Corporate Way
                                         Lansing, MI 48951

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Joseph B. O'Boyle
                                         Jackson National Asset Management,
                                         LLC
                                         225 West Wacker Drive, Suite
                                         1200
                                         Chicago, IL 60606

 REGISTRANT'S TELEPHONE NUMBER:          312-338-5800

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

JNL/PPM America Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------------
 CHAPARRAL ENERGY INC                                                                        Agenda Number:  934726045
--------------------------------------------------------------------------------------------------------------------------
        Security:  15942R208
    Meeting Type:  Special
    Meeting Date:  06-Mar-2018
          Ticker:  CHPE
            ISIN:  US15942R2085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The proposal to approve and adopt the First               Mgmt          For                            For
       Amendment to the Stockholders Agreement.




--------------------------------------------------------------------------------------------------------------------------
 CHAPARRAL ENERGY INC                                                                        Agenda Number:  934726045
--------------------------------------------------------------------------------------------------------------------------
        Security:  15942R307
    Meeting Type:  Special
    Meeting Date:  06-Mar-2018
          Ticker:
            ISIN:  US15942R3075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The proposal to approve and adopt the First               Mgmt          For                            For
       Amendment to the Stockholders Agreement.




--------------------------------------------------------------------------------------------------------------------------
 CHAPARRAL ENERGY INC                                                                        Agenda Number:  934728683
--------------------------------------------------------------------------------------------------------------------------
        Security:  15942R406
    Meeting Type:  Special
    Meeting Date:  06-Mar-2018
          Ticker:
            ISIN:  US15942R4065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The proposal to approve and adopt the First               Mgmt          For                            For
       Amendment to the Stockholders Agreement.




--------------------------------------------------------------------------------------------------------------------------
 CHAPARRAL ENERGY, INC.                                                                      Agenda Number:  934847041
--------------------------------------------------------------------------------------------------------------------------
        Security:  15942R208
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2018
          Ticker:  CHPE
            ISIN:  US15942R2085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       K. Earl Reynolds                                          Mgmt          For                            For
       Robert F. Heinemann                                       Mgmt          For                            For
       Douglas E. Brooks                                         Mgmt          For                            For
       Matthew D. Cabell                                         Mgmt          For                            For
       Samuel Langford                                           Mgmt          For                            For
       Kenneth W. Moore                                          Mgmt          For                            For
       Gysle Shellum                                             Mgmt          For                            For
       David Geenberg                                            Mgmt          Withheld                       Against

2.     Ratification of Grant Thornton LLP as the                 Mgmt          For                            For
       independent registered public accounting
       firm to audit our consolidated financial
       statements as of and for the fiscal year
       ending December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 CHAPARRAL ENERGY, INC.                                                                      Agenda Number:  934847041
--------------------------------------------------------------------------------------------------------------------------
        Security:  15942R307
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2018
          Ticker:  CHHP
            ISIN:  US15942R3075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       K. Earl Reynolds                                          Mgmt          For                            For
       Robert F. Heinemann                                       Mgmt          For                            For
       Douglas E. Brooks                                         Mgmt          For                            For
       Matthew D. Cabell                                         Mgmt          For                            For
       Samuel Langford                                           Mgmt          For                            For
       Kenneth W. Moore                                          Mgmt          For                            For
       Gysle Shellum                                             Mgmt          For                            For
       David Geenberg                                            Mgmt          Withheld                       Against

2.     Ratification of Grant Thornton LLP as the                 Mgmt          For                            For
       independent registered public accounting
       firm to audit our consolidated financial
       statements as of and for the fiscal year
       ending December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 CHAPARRAL ENERGY, INC.                                                                      Agenda Number:  934847041
--------------------------------------------------------------------------------------------------------------------------
        Security:  15942R406
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2018
          Ticker:
            ISIN:  US15942R4065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       K. Earl Reynolds                                          Mgmt          For                            For
       Robert F. Heinemann                                       Mgmt          For                            For
       Douglas E. Brooks                                         Mgmt          For                            For
       Matthew D. Cabell                                         Mgmt          For                            For
       Samuel Langford                                           Mgmt          For                            For
       Kenneth W. Moore                                          Mgmt          For                            For
       Gysle Shellum                                             Mgmt          For                            For
       David Geenberg                                            Mgmt          Withheld                       Against

2.     Ratification of Grant Thornton LLP as the                 Mgmt          For                            For
       independent registered public accounting
       firm to audit our consolidated financial
       statements as of and for the fiscal year
       ending December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 NBCUNIVERSAL ENTERPRISE, INC.                                                               Agenda Number:  934798628
--------------------------------------------------------------------------------------------------------------------------
        Security:  63946CAE8
    Meeting Type:  Annual
    Meeting Date:  24-May-2018
          Ticker:
            ISIN:  US63946CAE84
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Election of Series A Preferred Director:                  Mgmt          For                            For
       Bernard C. Watson, Ph.D.




--------------------------------------------------------------------------------------------------------------------------
 OCEAN RIG UDW INC                                                                           Agenda Number:  934728429
--------------------------------------------------------------------------------------------------------------------------
        Security:  G66964118
    Meeting Type:  Annual
    Meeting Date:  05-Mar-2018
          Ticker:  ORIG
            ISIN:  KYG669641188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To ratify the appointment of Ernst & Young                Mgmt          Against                        Against
       (Hellas) Certified Auditors Accountants
       S.A., as the Company's independent auditors
       for the fiscal year ending December 31,
       2018.

2.     To approve the special resolution required                Mgmt          Against                        Against
       pursuant to the Companies Law (2016
       Revision) of the laws of the Cayman Islands
       and the second amended and restated
       memorandum and articles of association of
       the Company to amend Article 32.4 of the
       second amended and restated memorandum and
       articles of association by deleting Article
       32.4 of the second amended and restated
       memorandum and articles of association of
       the Company in its entirety and replacing
       it



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         JNL Strategic Income Fund LLC
By (Signature)       /s/ Mark D. Nerud
Name                 Mark D. Nerud
Title                President
Date                 08/27/2018